FINANCIAL AND CAPITAL RISK MANAGEMENT - Credit risk (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables	₺ 4,291,762	₺ 3,426,506
Loan receivables	841,468
Accumulated impairment
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables	(226,498)	(89,674)
Loan receivables	(149,536)
Not due
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables	3,385,115	3,234,116
Loan receivables	543,248
Not due | Accumulated impairment
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables	(14,528)	(18,688)
Loan receivables	(10,556)
Overdue 0-1 months
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables	289,205	107,738
Loan receivables	92,560
Overdue 0-1 months | Accumulated impairment
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables	(17,187)	(1,609)
Loan receivables	(10,347)
Overdue 1-3 months
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables	268,028	20,277
Loan receivables	108,253
Overdue 1-3 months | Accumulated impairment
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables	(47,163)	(7,258)
Loan receivables	(35,449)
Overdue 3-12 months
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables	288,555	16,332
Loan receivables	97,407
Overdue 3-12 months | Accumulated impairment
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables	(87,480)	(14,076)
Loan receivables	(93,184)
Overdue more than 12 months
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables	60,859	48,043
Overdue more than 12 months | Accumulated impairment
FINANCIAL AND CAPITAL RISK MANAGEMENT
Trade receivables	₺ (60,140)	₺ (48,043)